SHAREHOLDERS' EQUITY (Narrative) (Details) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
	Mar. 31, 2014	Mar. 19, 2014 USD ($)	Mar. 19, 2014 ILS
Shareholders Equity [Line Items]
Cash dividend declared, amount		$ 2.0	6.9
Cash dividend declared, value per share		$ 0.22	0.76
Cash dividend declared, declaration date	Mar. 19, 2014
Cash dividend declared, record date	Apr. 21, 2014
Cash dividend declared, payment date	May 07, 2014